Significant Components of Deferred Tax assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses	$ 118,722	$ 96,979
Stock options expense under ASC 718	1,362,557	1,021,202
Net operating loss carry forwards	6,098,125	17,787,621
Income tax credit carry forwards	137,123	445,296
Property and equipment	141,755	8,959
Intangibles	2,288,961	2,212,680
Other	20,110	10,490
Total deferred tax assets	10,167,353	21,583,227
Less: valuation allowance	(10,167,353)	(21,583,227)
Total deferred tax assets, net of valuation allowance
Deferred tax liabilities:
Acquired intangibles	(2,608,755)	(2,608,755)
Total deferred tax assets/liabilities, net of valuation allowance	$ (2,608,755)	$ (2,608,755)